o MS PZ-1
                        SUPPLEMENT DATED JANUARY 1, 2003
                              TO THE PROSPECTUS OF

                  FRANKLIN MUTUAL SERIES FUND INC. - CLASS Z
       (MUTUAL BEACON FUND, MUTUAL DISCOVERY FUND, MUTUAL EUROPEAN FUND, MUTUAL FINANCIAL SERVICES FUND, MUTUAL QUALIFIED FUND AND MUTUAL SHARES FUND)
                                DATED MAY 1, 2002

The prospectus is amended as follows:

I. YOUR ACCOUNT - MINIMUM INVESTMENTS

The first four items in the table under "Minimum investments" are replaced with the following:

 MINIMUM INVESTMENTS
                               INITIAL               ADDITIONAL
------------------------------------------------------------------------------
 Regular accounts              $1,000                $50
------------------------------------------------------------------------------
 Automatic investment plans    $50 ($25/1 for a      $50 ($25/1 for a
                               Coverdell Education   Coverdell Education
                               Savings Plan)         Savings Plan)
------------------------------------------------------------------------------
 UGMA/UTMA accounts            $100                  $50
------------------------------------------------------------------------------
 Employer sponsored            no minimum            no minimum/2
 retirement plans

 1. Effective July 1, 2003, the $25 minimum investment will increase to $50.
 2. Effective July 1, 2003, there will be a $25 minimum investment.

II. INVESTOR SERVICES - RETIREMENT PLANS

The callout is replaced with the following:

------------------------------------
For retirement plans for which Franklin Templeton Bank & Trust is the trustee or custodian, special forms may be needed to receive distributions in cash. Please call 1-800/527-2020 for information.

               Please keep this supplement for future reference